Interests in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Joint Ventures [Abstract]
Schedule of Due from Joint Ventures
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Costs of investment in joint ventures	16,506	—	—
Share of post-acquisition losses and other comprehensive income	55,370	—	—
	71,876	—	—
Due from joint ventures	23,810	—	—
Total	95,686	—	—

Schedule of Particulars of the Joint Ventures

Particulars of the joint ventures which own and operate the DAO by Dorsett AMTD Singapore Hotel in Singapore (“Singapore hotel companies”) as of December 31, 2023 are as follows:

Name	Particulars of issued shares held	Place of incorporation/ registration and business	Percentage of ownership interest, voting power and profit sharing	Principal activity
Cosmic Gold Limited	Ordinary shares	BVI	51%	Investment holding
DHI Holding (S) Pte Ltd.	Ordinary shares	Singapore	51%	Hotel investment

Schedule of Carrying Amount in the Consolidated Financial Statements

The following table illustrates the summarized financial information in respect of the Singapore hotel companies adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:

	As of December 31,
	2023	2024*	2025
	US$’000	US$’000	US$’000
Total assets	357,622	—	—
Total liabilities	(216,689)	—	—
Net assets	140,933	—	—
Proportional of the Group’s ownership	51%	N/A	N/A
Group’s share of net assets of joint ventures	71,876	—	—
Due from joint ventures	23,810	—	—
Interests in joint ventures	95,686	—	—
Revenue	24,129	5,934	—
Loss for the year	(5,114)	(1,094)	—
Other comprehensive income for the year	10,331	5,555	—
Total comprehensive income for the year	5,217	4,461	—

Additional information of the joint ventures
Cash and cash equivalents	3,516	—	—
Amounts due to shareholders	48,280	—	—
Bank borrowings (note)	163,438	—	—
Depreciation of property, plant and equipment	7,209	1,777	—
Finance costs	8,221	1,836	—

*	The amounts represent the profit or loss of the joint ventures from January 1, 2024 to March 31, 2024 before the recognition of Singapore hotel companies as subsidiaries on April 1, 2024.